MATCH FUNDED ADVANCES (Tables)	6 Months Ended
Jun. 30, 2012
Match Funded Advances on Residential Loans

	June 30, 2012	December 31, 2011
Principal and interest	$106,030	$—
Escrow advances	231,469	—
Corporate advances	92,541	—

	$430,040	$—